Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2024
Registrant Name	dei_EntityRegistrantName	Prudential Investment Portfolios 3
CIK	dei_EntityCentralIndexKey	0001104631
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 26, 2024
Effective Date	dei_DocumentEffectiveDate	Apr. 29, 2024
Prospectus Date	rr_ProspectusDate	Apr. 29, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
PGIM Quant Solutions Large-Cap Value Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SUVQX
PGIM Strategic Bond Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PUCAX
PGIM Strategic Bond Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PUCCX
PGIM Strategic Bond Fund | Z
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PUCZX